Leases - Details of Practical Expedient for COVID 19 Related Rent Concessions (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of practical expedient for COVID-19 related rent concessions [Abstract]
Amount recognized in profit or loss related to rent concessions	₩ 15,880